Stock-Based Compensation (Details 7) (Restricted Stock Units, DISH Network Awards, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,076,748	1,179,709	1,271,984
Granted (in shares)	990,000		300,000
Vested (in shares)	(135,250)	(24,795)	(14,705)
Forfeited and cancelled (in shares)	(68,333)	(78,166)	(377,570)
Total restricted stock units outstanding, end of period (in shares)	1,863,165	1,076,748	1,179,709
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 22.82	$ 23.11	$ 22.06
Granted (in dollars per share)	$ 36.53		$ 30.67
Vested (in dollars per share)	$ 29.19	$ 22.94	$ 11.09
Forfeited and cancelled (in dollars per share)	$ 32.91	$ 27.20	$ 26.23
Total restricted stock units outstanding, end of period (in dollars per share)	$ 29.27	$ 22.82	$ 23.11
Long-Term Performance Based Plans
Restricted stock unit activity
Total restricted stock units outstanding, end of period (in shares)	1,863,165	1,076,748	1,179,709
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, end of period (in dollars per share)	$ 29.27	$ 22.82	$ 23.11